Income taxes - Effective Consolidated Income Tax Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Earnings before income tax	$ 932	$ (1,302)	$ 238
Income tax	$ (144)	$ (45)	$ (157)
Effective consolidated income tax expense rate	15.50%	(3.50%)	66.00%